Credit impairment charges/(releases) (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of impairment loss and reversal of impairment loss [abstract]
Disclosure of credit impairment charges and other provisions

	2025			2024			2023
	Impairment charges/ (releases)	Recoveries and reimbursements[1]	Total[2,3]	Impairment charges/ (releases)	Recoveries and reimbursements[1]	Total[2]	Impairment charges/ (releases)	Recoveries and reimbursements[1]	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Loans and advances at amortised cost[4]	2,452	(180)	2,272	2,115	(94)	2,021	2,017	(73)	1,944
Off-balance sheet loan commitments and financial guarantee contracts	1	—	1	(46)	—	(46)	(61)	—	(61)
Total	2,453	(180)	2,273	2,069	(94)	1,975	1,956	(73)	1,883
Cash collateral and settlement balances	1	—	1	(3)	—	(3)	4	—	4
Financial instruments at fair value through other comprehensive income	(3)	—	(3)	1	—	1	(1)	—	(1)
Reverse repurchase agreements and other similar secured lending at amortised cost	5	—	5	8	—	8	—	—	—
Other financial assets measured at amortised cost	3	—	3	1	—	1	(5)	—	(5)
Credit impairment charges / (releases)	2,459	(180)	2,279	2,076	(94)	1,982	1,954	(73)	1,881
Notes:
1Recoveries and reimbursements include £84m (2024: £15m, 2023: £29m) for reimbursements where the Group has entered into financial guarantee contracts that provide credit protection over certain assets with third parties and cash recoveries of previously written off amounts of £96m (2024: £79m, 2023: £44m).
2Includes net impairment charge on co-branded card portfolio of £176m (2024:£160m) within USCB classified as held for sale.
3Includes net impairment charge of £101m related to the acquisition of GM  portfolio .
4Includes debt securities at amortised cost.